Summary of Significant Accounting Policies (Details 3)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Concentrations of Credit Risk
Sales to major customers (as a percent)	100.00%	100.00%	100.00%
Company A
Concentrations of Credit Risk
Sales to major customers (as a percent)	23.00%	28.00%	23.00%
Company B
Concentrations of Credit Risk
Sales to major customers (as a percent)	13.00%	17.00%	13.00%
Company C
Concentrations of Credit Risk
Sales to major customers (as a percent)	10.00%	12.00%	11.00%
All others
Concentrations of Credit Risk
Sales to major customers (as a percent)	54.00%	43.00%	53.00%